Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of dividends [line items]
Franking credits	$ 8,681	$ 10,400	$ 10,155
Franking credits arising from the payment of current tax	1,194	1,330	1,239
Total franking credits available	$ 9,875	$ 11,730	$ 11,394